Taxation - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	25.70%	24.90%	26.10%
Profit from continuing operations before tax	£ 2,149	£ 1,894	£ 1,858
Tax calculated at a tax rate of 23.5% (2022:19%, 2021: 19%)	505	360	353
Bank surcharge on profits	84	123	106
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	10	13	14
Non-deductible conduct remediation, fines and penalties	13	48	6
Other non-deductible costs and non-taxable income	(5)	20	33
Effect of change in tax rate on deferred tax provision	2	(28)	8
Tax relief on dividends in respect of other equity instruments	(35)	(40)	(40)
Adjustment to prior year provisions	(30)	(34)	(4)
Tax on profit from continuing operations	£ 553	£ 471	£ 485